Property, plant and equipment, net - Summary of property, plant and equipment, net and related accumulated depreciation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment, net
Total property, plant and equipment	$ 755,466	$ 715,641
Less: Accumulated depreciation	(183,839)	(119,795)
Property, plant and equipment, net	571,627	595,846
Land
Property, plant and equipment, net
Total property, plant and equipment	8,026	6,576
Building and improvements
Property, plant and equipment, net
Total property, plant and equipment	514,777	442,749
Furniture and fixtures
Property, plant and equipment, net
Total property, plant and equipment	168,846	180,179
Information technology
Property, plant and equipment, net
Total property, plant and equipment	20,113	5,105
Construction in progress
Property, plant and equipment, net
Total property, plant and equipment	$ 43,704	$ 81,032